Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Undistributed earnings of investments	$ 40,200	$ 38,400
Peregrine [Member]
Schedule of Equity Method Investments [Line Items]
Cost method investments	2,100
Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 120,833	118,777
Variable Interest Entity, Not Primary Beneficiary [Member] | AerDragon [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	16.70%
Equity investment in unconsolidated joint venture	$ 61,706	60,124
Variable Interest Entity, Not Primary Beneficiary [Member] | AerLift [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	39.30%
Equity investment in unconsolidated joint venture	$ 44,930	45,087
Variable Interest Entity, Not Primary Beneficiary [Member] | ACSAL [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	19.40%
Equity investment in unconsolidated joint venture	$ 14,197	$ 13,566